MULTIEMPLOYER PENSION PLANS	12 Months Ended
Dec. 31, 2019
MULTIEMPLOYER PENSION PLANS
MULTIEMPLOYER PENSION PLANS

(10) MULTIEMPLOYER PENSION PLANS

A small subsidiary of the Company has approximately 100 employees who participate in various International Brotherhood of Electrical Workers (IBEW) multiemployer plans under the terms of collective bargaining agreements covering union-represented employees in the U.S. The risks of participating in a multiemployer plan are different from a single employer plan in the following aspects: a) assets contributed to multiemployer plan by one employer may be used to provide benefits to employees of other participating employers; b) if a participating employer stops contributing to the plan, the unfunded obligations of the plan may be borne by the remaining participating employers; and c) if the subsidiary chooses to stop participating in the multiemployer plan, it could be required to pay a calculated amount, based on the funded status of the plan, referred to as a withdrawal liability.

The Company does not participate in any multiemployer benefit plans that are considered to be individually significant. The Company’s contributions did not represent more than five percent of the total contributions to any individual multiemployer plan, except for IBEW Local Union 82 Pension Fund. All except four of the plans in which the company participates in were funded at a level of 80% or greater. None of the plans in which the Company participates are expected to become insolvent as indicated by actuarial certification required under the Multiemployer Pension Reform Act of 2014.

The Company’s contribution to all multiemployer plans totaled $1.5,  $1.1, and $1.5 for the years ended December 31, 2019, 2018, and 2017, respectively.